Other operating expense, net	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other operating expense, net

33	Other operating expenses, net

	12.31.2021	12.31.2020	12.31.2019
Corporate projects (i)	(59.4)	(56.4)	(129.0)
Restructuring expenses (ii)	(31.8)	(69.2)	—
Taxes on other sales	(23.7)	(20.3)	(29.5)
Expenses system project	(10.8)	(6.7)	(12.9)
Residual value of fixed assets disposed	(10.5)	—	—
Aircraft maintenance and flights costs -fleet	(7.8)	(2.8)	(2.1)
Flight safety standards	(3.1)	(3.1)	(4.7)
Product modification	(2.7)	(2.5)	(2.4)
Training and development	(1.5)	(4.7)	(6.8)
Depreciation and amortization -Commercial Aviation	—	(101.2)	—
Costs with personnel (iii)	—	(44.8)	—
Carve-Out Expenses (iv)	—	(82.8)	(111.3)
Additional losses with financial guarantees exercised	—	(5.9)	—
Contractual fines	(1.0)	(3.9)	(3.5)
Reversal of tax provisions	—	8.1	26.8
Recovery of expenses	—	12.7	26.2
Contractual fines revenue	7.1	15.1	31.0
Other sales	7.3	6.2	8.3
Impairment of assets (v)	11.2	4.2	(104.4)
Royalties	16.5	7.0	15.9
Reversal (Provision) for contingencies (iv)	22.1	(0.3)	(8.1)
Fair value changes -Republic Airways shares	39.1	(4.1)	0.7
Others	(0.8)	(19.3)	(41.0)

	(49.8)	(374.7)	(346.8)

(i)	Corporate projects expenses mainly relate to disbursements with demands approved by Management associated with efficiency and restructuring of processes, IT, cyber security and legal demands.

(ii)
Restructuring refers to (i) expenses incurred by the Company as part of the corporate restructuring project started in the current year (2021) and (ii) expenses incurred in 2020 by the Company as a result of the pandemic crisis, including the voluntary dismissal plans for specific group of employees in Brazil and reduction of work force.

(iii)	Refer to costs with personnel incurred as a result of the impacts caused by the COVID-19 pandemic in 2020, including paid leave and expenses with temporary furloughs (lay-off).
(iv)
Refer to separation costs incurred in the internal
carve-out
of assets and liabilities related to the Commercial Aviation and related services business units as part of the now terminated transaction with Boeing (as disclosed on Note 1.1.1 of the annual consolidated financial statements as of December 31, 2020).

(v)
Impairment of assets mainly relates to (i) impairment loss of US$ 45.1 in 2021 recognized on the assets held for sale (Note 16) and (ii) impairment reversal of US$ 57.9 in 2021 of losses recognized before in the cash-generating unit
Mid-Size
/ Super
Mid-Size
Platform (Note 18).

(vi)	It mainly refers to reversal of previously booked tax obligation which the Company received favorable outcome during 2021 (Note 23(i)).